Eagle Capital Select Equity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 95.6%
Communication Services – 12.9%
Alphabet, Inc., Class A ......................................................... 639,229 $ 155,396,570
Comcast Corp., Class A ........................................................ 3,844,307 120,788,126
Liberty Broadband Corp., Class C* ................................................ 695,942 44,220,155
Meta Platforms, Inc., Class A .................................................... 134,829 99,015,721
419,420,572
Consumer Discretionary – 12.1%
Amazon.com, Inc.* ............................................................ 1,053,127 231,235,095
Hilton Worldwide Holdings, Inc. .................................................. 164,563 42,694,225
Lennar Corp., Class A .......................................................... 820,072 103,361,875
PulteGroup, Inc. .............................................................. 125,144 16,535,277
393,826,472
Consumer Staples – 2.2%
Estee Lauder Cos., Inc. (The), Class A ............................................. 797,254 70,254,022
Energy – 7.7%
ConocoPhillips ............................................................... 1,791,101 169,420,244
Shell PLC, ADR ............................................................... 1,152,501 82,438,396
251,858,640
Financials – 11.4%
Aon PLC, Class A ............................................................. 208,597 74,381,518
Capital One Financial Corp. ..................................................... 612,887 130,287,519
London Stock Exchange Group PLC, ADR, (United Kingdom) .......................... 5,785,717 167,496,507
372,165,544
Health Care – 15.1%
Bayer AG, ADR, (Germany) ..................................................... 8,564,475 70,999,498
Danaher Corp. ................................................................ 550,510 109,144,112
Elevance Health, Inc. .......................................................... 141,440 45,702,093
Humana, Inc. ................................................................. 350,538 91,199,471
UnitedHealth Group, Inc. ........................................................ 501,119 173,036,391
490,081,565
Industrials – 7.4%
AerCap Holdings NV, (Ireland) ................................................... 1,113,534 134,737,614
Safran SA, ADR, (France) ....................................................... 73,774 6,514,982
Woodward, Inc. ............................................................... 399,723 101,013,999
242,266,595
Information Technology – 24.8%
ASML Holding NV, (Netherlands) ................................................. 170,539 165,097,101
Intuit, Inc. .................................................................... 46,812 31,968,383
Microsoft Corp. ............................................................... 350,717 181,653,870
PTC, Inc.* ................................................................... 227,674 46,222,375
SAP SE, ADR, (Germany) ....................................................... 289,856 77,452,422
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, (Taiwan) .......................... 491,739 137,337,785
Workday, Inc., Class A* ......................................................... 693,600 166,970,328
806,702,264

Eagle Capital Select Equity ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Materials – 2.0%
Alcoa Corp. .................................................................. 1,477,172 $ 48,584,187
Vulcan Materials Co. ........................................................... 55,838 17,176,886
65,761,073
Total Common Stocks (Cost $2,518,259,145) .....................................................
3,112,336,747
Money Market Funds – 2.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(a)
(Cost $92,673,331) .......................................................... 92,673,331 92,673,331
Total Investments – 98.4%
(Cost $2,610,932,476) ........................................................................ $ 3,205,010,078
Other Assets in Excess of Liabilities – 1.6% ......................................................... 53,132,563
Net Assets – 100.0% .......................................................................... $ 3,258,142,641
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 24.8%
Health Care ..................................................................................... 15.1%
Communication Services .......................................................................... 12.9%
Consumer Discretionary ........................................................................... 12.1%
Financials ...................................................................................... 11.4%
Energy ......................................................................................... 7.7%
Industrials ...................................................................................... 7.4%
Consumer Staples ................................................................................ 2.2%
Materials ....................................................................................... 2.0%
Money Market Funds ............................................................................. 2.8%
Total Investments ................................................................................ 98.4%
Other Assets in Excess of Liabilities .................................................................. 1.6%
Net Assets ..................................................................................... 100.0%